Accounts payable (Tables)	6 Months Ended
Sep. 30, 2021
Accounts payable
Summary of accounts payable

	As of
	September 30, 2021	March 31, 2021
Payable to a supplier of virtual simulation software	$116,877	$108,381
Payable to accessories suppliers	5,243	5,326
Total	$122,119	$113,707